Debt - Schedule of Outstanding Debt Instrument (Details) (10-K) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Less Discount		$ (25,180)
Related Party Note		64,728
Convertible Note Payable		1,000,000	1,000,000
Total	$ 2,100,129	1,192,048	1,093,761
Sponsor Loan [Member]
Less Discount			93,761
10% Fixed Convertible Promissory Note [Member]
Less Discount		$ 152,500